Concentrations and credit risk	12 Months Ended
Mar. 31, 2019
Accounting Policies [Abstract]
Concentrations and credit risk
16	Concentrations and credit risk

The Company operates principally in the PRC (including Hong Kong) and grants credit to its customers in this geographic region. Although the PRC is economically stable, it is always possible that unanticipated events in foreign countries could disrupt the Company’s operations.

Financial instruments that potentially subject the Company to a concentration of credit risk consist of cash and trade receivables. The Company does not require collateral to support financial instruments that are subject to credit risk.

At March 31, 2018 and 2019, the Company had credit risk exposure of uninsured cash and deposits with maturities of less than one year in banks of approximately $8,751,000 and $7,527,000, respectively.

A substantial portion, 45%, 31% and 37% of revenue, was generated from one customer for the years ended March 31, 2017, 2018 and 2019, respectively.

The net revenue representing at least 10% of total net revenue are as follows:

	Year Ended March 31,
	2017		2018		2019
	$ in thousands	%	$ in thousands	%	$ in thousands	%

Customer A	2,729	14	3,579	31	3,715	37
Customer C	2,435	13	1,599	14	1,225	12
Customer B	1,563	8	1,662	14	1,027	10
Customer E	1,061	6	1,050	9	996	10
Customer D *	8,472	45	1,115	10	21	–

	16,260	86	9,005	78	6,984	69

* That customer has stopped purchasing from us as of June 2017.

The following customers had balances of at least 10% of the total trade receivables at the respective balance sheet dates set forth below:

	March 31,
	2018		2019
	$ in thousands	%	$ in thousands	%

Customer B	—	—	191	32
Customer C	200	25	136	23
Customer A	234	30	127	21
Customer E	113	14	—	—

		69		76

At March 31, 2018 and 2019, these customers accounted for 69% and 76%, respectively, of net trade receivables. The trade receivables have repayment terms of not more than twelve months.